Employee Costs from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Employee Benefits Cost

		For the year ended December 31
		2018	2017
	Note	$	$

Wages, salaries, and benefits		2,358.8	2,220.8
Pension costs		83.3	67.7
Share-based compensation	22	5.3	9.5

Total employee costs		2,447.4	2,298.0

Direct labor		1,540.0	1,411.9
Indirect labor		907.4	886.1

Total employee costs		2,447.4	2,298.0